Segall Bryant & Hamill Workplace Equality Fund
SEGALL BRYANT & HAMILL WORKPLACE EQUALITY FUND (formerly Segall Bryant & Hamill Large Cap Dividend Fund)
Investment Objective
The Segall Bryant & Hamill Workplace Equality Fund (the "Fund") seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Segall Bryant & Hamill Workplace Equality Fund - USD ($)	Retail Class	Institutional Class
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$ 12

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Segall Bryant & Hamill Workplace Equality Fund		Retail Class	Institutional Class
Management Fees		0.65%	0.65%
Distribution (12b-1) Fees		none	none
Other Expenses	[1]	1.22%	1.18%
Total Annual Fund Operating Expenses		1.87%	1.83%
Fee Reductions and/or Expense Reimbursements	[2]	0.98%	1.09%
Total Annual Fund Operations Expenses After Fee Waivers and Expense Reimbursements	[2]	0.89%	0.74%
[1]	Other Expenses have been restated to reflect the Fund's shareholder service fee and a reduction to administration and custody expenses.
[2]	From May 1, 2019 until at least April 30, 2020, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses), so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 0.49% and 0.40% for the Fund's Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to April 30, 2020 without the approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Segall Bryant & Hamill Workplace Equality Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Retail Class	91	492	920	2,110
Institutional Class	76	469	889	2,058

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account.

During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies of the Fund
●	The Fund invests primarily in dividend-paying companies with greater than $1 billion in market capitalization. The portfolio management team considers a candidate company's workplace equality practices and inclusionary hiring and promotion policies because they believe these traits can enhance a company's growth trajectory, long-term financial success and ability to pay a dividend.

●	Under normal circumstances, the Fund invests at least 80% of its net assets in companies that meet the quantitative and qualitative screening criteria of the Adviser's proprietary workplace equality screen (the "Screen"). Among various factors, these screening criteria seek to identify, for example, whether a company's equal employment opportunity statement prohibits discrimination based on sexual orientation and gender identity, and/or whether the company offers health benefits to same-sex partners or spouses of employees.

●	As a secondary consideration, the Fund will also consider a company's environmental, social, and governance (ESG) practices. The Fund's ESG criteria are generally designed to exclude companies with weak corporate governance, and/or companies that are involved in, and/or derive significant revenue from, certain industries or product lines, including, for example, gambling, alcohol, tobacco, and/or firearms. The Adviser may also conduct a supplemental analysis of individual companies' corporate governance factors and a range of environmental and social factors that may vary by sector.

●	Through a combination of proprietary quantitative screening and independent fundamental analysis, the team seeks to identify and thoroughly assess the financial strength and capital appreciation opportunity of candidate companies.

●	The team researches companies in which the historical consistency and fundamental improvement in free cash flow appear sustainable. The team seeks to develop an understanding of the economics of the business and sustainability of a company's competitive advantage.

●	With respect to portfolio structure, the team seeks to achieve a balance between risk-adjusted total return opportunity and down-market capital preservation without regard to sector weighting limitations. Stocks may be sold when business fundamentals have changed, ESG practices deteriorate, the stock no longer meets the Screen or the stock price has achieved the team's valuation target. The stock may also be sold if better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund
●	Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

●	Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

●	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

●	Risk of Loss: You could lose money by investing in the Fund.

●	Sector Focus Risk: The Fund may, for finite periods and from time to time, focus its investments in companies that are in a single sector or related sector, due to reasons such as a rebalancing or reconstitution of a benchmark index. Focusing investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund's investments are focused, the Fund may perform poorly during that period.

●	ESG Investing Risk: Investing primarily in investments that meet ESG criteria carries the risk that the fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of issuers and, therefore, may underperform funds that do not consider ESG factors.

Bar Chart and Performance Tables

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years for the Retail Class, and one, five, and ten years for the Institutional Class, compared with those of an unmanaged index of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.sbhfunds.com or call toll-free (800) 392-2673.

Retail Class - Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: 3/31/2012 17.74% Lowest Quarterly Return: 9/30/2011 (14.35)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class' returns will be higher over the long-term when compared to the Retail Class' returns to the extent that the Retail Class has higher expenses.

Average Annual Total Returns (for the Periods Ended December 31, 2018)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Segall Bryant & Hamill Workplace Equality Fund	1 Year	5 Years	10 Years
Retail Class	(1.36%)	5.05%	12.08%
Retail Class | After Taxes on Distributions	(3.64%)	(1.17%)	8.16%
Retail Class | After Taxes on Distributions and Sales	0.53%	3.06%	9.37%
Institutional Class	(1.25%)	5.28%	12.30%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	(4.78%)	8.21%	13.28%